Exhibit 99.1

GM Financial Consumer Automobile Receivables Trust 2024-4

Class A-1 4.737 % Asset Backed Notes

Class A-2A 4.53 % Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 4.40 % Asset Backed Notes

Class A-4 4.44 % Asset Backed Notes

Class B 4.67 % Asset Backed Notes

Class C 4.76 % Asset Backed Notes

Class D 0.00 % Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among GM Financial Consumer Automobile Receivables Trust 2024-4, as Issuer, AmeriCredit Financial Services, INC. D/B/A GM Financial, as Servicer, AFS SenSub Corp., as Seller, and The Bank of New York Mellon, as the Trust Collateral Agent, dated as of October 16, 2024. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	07/01/2026
Monthly Period Ending:	07/31/2026
Prev. Distribution/Close Date:	07/16/2026
Distribution Date:	08/17/2026
Days of Interest for Period:	32
Days in Collection Period:	31
Transaction Month:	22

				Original	Original Adjusted
Purchases	Units	Start Date	Closing Date	Pool Balance	Pool Balance
Initial Purchase	39,959	09/10/2024	10/16/2024	$1,346,593,174	$1,305,700,121

Total	39,959			$1,346,593,174	$1,305,700,121

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$536,826,020

	Monthly Principal Amounts

	{2}	Collections on Receivables outstanding at end of period	{2}	17,039,522
	{3}	Collections on Receivables paid off during period	{3}	12,152,740
	{4}	Receivables becoming Liquidated Receivables during period	{4}	510,538
	{5}	Receivables becoming Purchased Receivables during period	{5}	0
	{6}	Other Receivables adjustments	{6}	0

	{7}	Total Monthly Principal Amounts		{7}	29,702,800

{8}	End of period Aggregate Principal Balance			{8}	$507,123,220

{9}	Pool Factor			{9}	37.6597201%

MONTHLY AGGREGATE ADJUSTED PRINCIPAL BALANCE CALCULATION:

{10}	Beginning of period Aggregate Principal Balance		{10}	536,826,020
{11}	Beginning of period Yield Supplement Overcollateralization Amount		{11}	8,206,130
	{12}	Beginning of period Aggregate Adjusted Principal Balance		{12}	$528,619,890

{13}	End of period Aggregate Principal Balance		{13}	507,123,220
{14}	End of period Yield Supplement Overcollateralization Amount		{14}	7,532,101
	{15}	End of period Aggregate Adjusted Principal Balance		{15}	$499,591,119

{16}	Reduction in Aggregate Adjusted Principal Balance			{16}	29,028,771

MONTHLY PERIOD NOTE BALANCE CALCULATION:

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{17}	Original Note Balance	{17}	$249,000,000	$190,000,000	$285,390,000	$412,880,000	$92,000,000

{18}	Beginning of period Note Balance	{18}	$0	$0	$0	$353,705,888	$92,000,000

{19}	Priority Principal Amount	{19}	0	0	0	2,914,769	0
{20}	Noteholder’s Principal Distributable Amount	{20}	0	0	$0	26,114,002	0

{21}	End of period Note Balance	{21}	$0	$0	$0	$324,677,117	$92,000,000

{22}	Note Pool Factors	{22}	0.0000000%	0.0000000%	0.0000000%	78.6371626%	100.0000000%

			Class B	Class C	Class D	TOTAL
			$20,890,000	$19,580,000	$16,330,000	$1,286,070,000

{23}	Beginning of period Note Balance	{23}	$20,890,000	$19,580,000	$16,330,000	$502,505,888

{24}	Priority Principal Amount	{24}	0	0	0	2,914,769
{25}	Noteholder’s Principal Distributable Amount	{25}	0	0	0	26,114,002

{26}	End of period Note Balance	{26}	$20,890,000	$19,580,000	$16,330,000	$473,477,117

{27}	Note Pool Factors	{27}	100.0000000%	100.0000000%	100.0000000%	36.8158123%

CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{28}	Class A - 1	$0	0	4.73700%	32	Actual days/360	$0
{29}	Class A - 2A	$0	0	4.53000%	30	30/360	$0
{30}	Class A - 2B	$0	0	0.40000%	32	Actual days/360	$0
{31}	Class A - 3	$353,705,888	0	4.40000%	30	30/360	$1,296,922
{32}	Class A - 4	$92,000,000	0	4.44000%	30	30/360	$340,400
{33}	Class B	$20,890,000	0	4.67000%	30	30/360	$81,297
{34}	Class C	$19,580,000	0	4.76000%	30	30/360	$77,668
{35}	Class D	$16,330,000	0	0.00000%	30	30/360	0

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:

{36}	Principal Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{36}	29,192,262
{37}	Interest Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{37}	3,179,131
{38}	Liquidation Proceeds collected during period (net of Fees)	{38}	304,515
{39}	Purchase Amounts or amounts from Servicer deposited in Collection Account	{39}	0
{40}	Investment Earnings - Collection Account	{40}	85,580
{41}	Accel. of Notes pursuant to Section 5.2 of the Indenture, the amount of money or property collected pursuant to Section 5.3 of the Indenture.	{41}	0
{42}	From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{42}	9,476
{43}	Collection of Supplemental Servicing - Extension Fees	{43}	15,937
{44}	Collection of Supplemental Servicing - Repo and Recovery Fees Netted from Gross Liquidation Proceeds	{44}	23,149
{45}	Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{45}	21,976
{46}	Total Available Funds	{46}		32,832,026

Distributions:

{47}	Base Servicing Fee	{47}	447,355
{48}	Repo and Recovery Fees - reimbursed to Servicer	{48}	23,149
{49}	Bank Service Charges - reimbursed to Servicer	{49}	0
{50}	Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer	{50}	21,976
{51}	Trustee and Trust Collateral Agent Fees pro rata	{51}	417
{52}	Asset Representations Reviewer Fee pro rata	{52}	0
{53}	Owner Trustee Fee pro rata	{53}	250
{54}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{54}	0
{55}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{55}	0
{56}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{56}	0
{57}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{57}	1,296,922
{58}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{58}	340,400
{59}	First Priority Principal Distribution Amount	{59}	0
{60}	Class B Noteholders’ Interest Distributable Amount	{60}	81,297
{61}	Second Priority Principal Distribution Amount	{61}	0
{62}	Class C Noteholders’ Interest Distributable Amount	{62}	77,668
{63}	Third Priority Principal Distribution Amount	{63}	0
{64}	Class D Noteholders’ Interest Distributable Amount	{64}	0
{65}	Fourth Priority Principal Distribution Amount	{65}	2,914,769
{66}	To the Reserve Account, the Reserve Account Deposit Amount	{66}	0
{67}	To the Noteholders, Noteholder’s Principal Distributable Amount (as calculated below)	{67}	26,114,002
{68}	Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Asset Representations Reviewer pro rata)	{68}	0
{69}	To the Certificateholders, the aggregate amount remaining	{69}	1,513,821
{70}	Total Distributions	{70}		$32,832,026

CALCULATION OF PRIORITY PRINCIPAL DISTRIBUTION:

		(X)	(Y)
		Cumulative	Adjusted Pool	Excess of	Priority Principal
	Class	Note Balance	Balance	(X) - (Y)	Distribution
{71}	First Priority	$445,705,888	$499,591,119	$0	$0
{72}	Second Priority	466,595,888	499,591,119	0	0
{73}	Third Priority	486,175,888	499,591,119	0	0
{74}	Fourth Priority	502,505,888	499,591,119	2,914,769	2,914,769

CALCULATION OF NOTEHOLDERS’ PRINCIPAL DISTRIBUTABLE AMOUNT:

{75}	Excess Total Available Funds			{75}	27,627,823

{76}	Beginning Note Balance	{76}	502,505,888
{77}	Principal payments	{77}	2,914,769
{78}	Pro Forma Note Balance		{78}	499,591,119

{79}	Adjusted Pool Balance	{79}	499,591,119
{80}	2% of Original Adjusted Pool Balance ($26,114,002)	{80}	26,114,002
{81}	Required Pro Forma Note Balance {79} minus {80}		{81}	473,477,117

{82}	Excess of Pro Forma Note Balance over Required Pro Forma Balance {78} minus {81}			{82}	26,114,002

{83}	Noteholder’s Principal Distributable Amount (Lesser of {75} and {82})				{83}	$26,114,002

RECONCILIATION OF RESERVE ACCOUNT:

			Initial	Current
{84}	Specified Reserve Balance		$3,264,250	$3,264,250

{85}	Beginning of period Reserve Account balance	{85}		$3,264,250

{86}	The Reserve Account Deposit, from Collection Account	{86}	0
{87}	Investment Earnings	{87}	9,476
{88}	Investment Earnings - transferred to Collection Account Available Funds	{88}	(9,476)
{89}	Reserve Account Withdrawal Amount	{89}	0

{90}	End of period Reserve Account balance	{90}		$3,264,250

CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{91}	Aggregate Principal Balance	{91}	$507,123,220
{92}	End of Period Note Balance	{92}	473,477,117
{93}	Overcollateralization	{93}	33,646,103
{94}	Overcollateralization %	{94}		6.63%

CALCULATION OF TOTAL OVERCOLLATERALIZATION (ADJUSTED PRINCIPAL BALANCE):

{95}	Aggregate Adjusted Principal Balance	{95}	$499,591,119
{96}	End of Period Note Balance	{96}	473,477,117
{97}	Overcollateralization	{97}	26,114,002
{98}	Overcollateralization %	{98}		5.23%

MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{99}	Original Number of Receivables	{99}	39,959
{100}	Beginning of period number of Receivables	{100}	0	24,934
{101}	Number of Receivables becoming Liquidated Receivables during period	{101}	486	24
{102}	Number of Receivables becoming Purchased Receivables during period	{102}	1	0
{103}	Number of Receivables paid off during period	{103}	15,377	815
{104}	End of period number of Receivables	{104}	24,095	24,095

STATISTICAL DATA: (CURRENT AND HISTORICAL):

			Original	Prev. Month	Current
{105}	Weighted Average APR of the Receivables	{105}	6.73%	7.10%	7.13%
{106}	Weighted Average Remaining Term of the Receivables	{106}	58.00	39.76	38.97
{107}	Weighted Average Original Term of Receivables	{107}	69.00	69.00	69.00
{108}	Average Receivable Balance	{108}	$33,699	$21,530	$21,047
{109}	Net Losses in Period	{109}	$0	$448,268	$206,023
{110}	Aggregate Realized Losses	{110}	$0	$6,751,579	$6,957,602
{111}	Aggregate Realized Loss Percentage	{111}		0.501%	0.516%
{112}	ABS Prepay Speed	{112}		1.5517	1.6024

DELINQUENCY:

	Receivables with Scheduled Payment delinquent		Units	Dollars	Percentage
{113}	31-60 days	{113}	245	$7,664,340	1.51%
{114}	61-90 days	{114}	41	1,060,563	0.21%
{115}	91-120 days	{115}	16	272,058	0.05%
{116}	Total	{116}	302	$8,996,961	1.77%

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER:

			Dollars	Percentage
{117}	Receivables with Scheduled Payment delinquent 61 days or more	{117}	$1,332,621	0.26%

{118}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.80%)	{118}		Yes

EXTENSIONS:

{119}	Principal Balance of Receivables extended during current period	{119}	$3,214,972
{120}	Beginning of Period Aggregate Principal Balance	{120}	536,826,020
{121}	Extension Rate {119} divided by {120}	{121}		0.60%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	August 12, 2026